As filed with the Securities and Exchange Commission on February 9, 2017

1933 Act File No. 333-212418

1940 Act File No. 811-23167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 1	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 3	☒
(Check appropriate box or boxes.)

OSI ETF TRUST

(Exact name of Registrant as Specified in Charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 855-7670

Name and Address of Agent for Service:	With a Copy to:
Connor O’Brien	Michael D. Mabry, Esq.
60 State Street	Stradley Ronon Stevens & Young, LLP
Suite 700	2005 Market Street, Suite 2600
Boston, MA 02109	Philadelphia, PA 19103

Approximate Date of Proposed Offering:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the (Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 9th day of February 2017.

OSI ETF TRUST

By:	/s/ Kevin Beadles
Kevin Beadles, President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Kevin Beadles
Kevin Beadles	President and Secretary	February 9, 2017

/s/ Connor O’Brien*
Connor O’Brien	Trustee	February 9, 2017

/s/ Richard M. Goldman*
Richard M. Goldman	Trustee	February 9, 2017

/s/ Charles A. Baker *
Charles A. Baker	Trustee	February 9, 2017

/s/ Jeffrey D. Haroldson *
Jeffrey D. Haroldson	Trustee	February 9, 2017

/s/ Joshua G. Hunter
Joshua G. Hunter	Treasurer	February 9, 2017

*By: /s/ Kevin Beadles

Kevin Beadles

Attorney-in-Fact

(Pursuant to Power of Attorney, previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement and incorporated herein by reference)

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase